Class A Common Stock Subject to Possible Redemption - Additional Information (Details) - Class A Common Stock - $ / shares	5 Months Ended	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2021	Sep. 30, 2020	Jul. 31, 2020
Temporary Equity [Line Items]
Temporary Equity shares authorized	100,000,000	100,000,000
Temporary equity, par or stated value per share	$ 0.0001	$ 0.0001
Temporary equity voting rights	one	one
Temporary equity shares outstanding	17,250,000	17,250,000	17,250,000	17,250,000